Equity and Other Equity Items - Total Number of Treasury Stock Held (Detail) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of classes of share capital [abstract]
Number of treasury stock held by the Group, beginning balance	67,710	67,674
Changes	(37,912)	36
Number of treasury stock held by the Group, ending balance	29,797	67,710